Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

May 31, 2020

RET-QTLY-0720
1.802188.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Distributors - 0.5%
Distributors - 0.5%
LKQ Corp. (a)	522,000	$14,334,120
Food & Staples Retailing - 2.8%
Food Distributors - 1.6%
Performance Food Group Co. (a)	678,500	18,082,025
U.S. Foods Holding Corp. (a)	1,458,500	27,915,690
		45,997,715
Food Retail - 0.7%
Kroger Co.	572,900	18,687,998
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	318,540	11,467,440
Walmart, Inc.	31,800	3,945,108
		15,412,548

TOTAL FOOD & STAPLES RETAILING		80,098,261

Hotels, Restaurants & Leisure - 2.0%
Casinos & Gaming - 1.0%
Churchill Downs, Inc.	217,917	28,911,048
Leisure Facilities - 0.7%
Planet Fitness, Inc. (a)	322,600	20,849,638
Restaurants - 0.3%
Starbucks Corp.	103,900	8,103,161

TOTAL HOTELS, RESTAURANTS & LEISURE		57,863,847

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	5,400	7,741,008
Internet & Direct Marketing Retail - 28.8%
Internet & Direct Marketing Retail - 28.8%
Amazon.com, Inc. (a)	291,130	711,047,179
Farfetch Ltd. Class A (a)(b)	1,483,300	20,558,538
The Booking Holdings, Inc. (a)	38,440	63,019,305
The RealReal, Inc. (b)	1,661,215	22,276,893
		816,901,915
Multiline Retail - 14.4%
General Merchandise Stores - 14.4%
Dollar General Corp.	727,900	139,400,129
Dollar Tree, Inc. (a)	1,433,500	140,296,645
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	724,735	66,277,016
Target Corp.	500,700	61,250,631
		407,224,421
Road & Rail - 0.9%
Trucking - 0.9%
Lyft, Inc. (a)	560,500	17,521,230
Uber Technologies, Inc.	210,300	7,638,096
		25,159,326
Software - 0.4%
Application Software - 0.4%
Manhattan Associates, Inc. (a)	125,800	11,120,720
Specialty Retail - 42.9%
Apparel Retail - 11.8%
Burlington Stores, Inc. (a)	431,794	90,534,248
Ross Stores, Inc.	1,000,200	96,979,392
The Children's Place Retail Stores, Inc. (b)	468,200	19,495,848
TJX Companies, Inc.	2,415,800	127,457,608
		334,467,096
Automotive Retail - 3.7%
AutoZone, Inc. (a)	28,163	32,327,181
CarMax, Inc. (a)(b)	129,900	11,437,695
Carvana Co. Class A (a)(b)	267,500	24,872,150
O'Reilly Automotive, Inc. (a)	88,986	37,128,519
		105,765,545
Computer & Electronics Retail - 1.8%
Best Buy Co., Inc.	644,000	50,289,960
Home Improvement Retail - 21.9%
Floor & Decor Holdings, Inc. Class A (a)	415,937	21,628,724
Lowe's Companies, Inc.	1,347,100	175,594,485
The Home Depot, Inc.	1,700,000	422,416,000
		619,639,209
Specialty Stores - 3.7%
Dick's Sporting Goods, Inc.	631,500	22,771,890
Five Below, Inc. (a)	552,200	57,787,730
Tiffany & Co., Inc.	50,100	6,419,313
Ulta Beauty, Inc. (a)	75,900	18,520,359
		105,499,292

TOTAL SPECIALTY RETAIL		1,215,661,102

Textiles, Apparel & Luxury Goods - 4.6%
Apparel, Accessories & Luxury Goods - 4.6%
adidas AG	78,600	20,845,309
Aritzia LP (a)	348,300	4,588,853
Canada Goose Holdings, Inc. (a)(b)	306,600	5,981,244
Capri Holdings Ltd. (a)	915,800	13,773,632
G-III Apparel Group Ltd. (a)	722,128	7,459,582
lululemon athletica, Inc. (a)	82,457	24,744,933
LVMH Moet Hennessy Louis Vuitton SE	45,800	19,214,261
PVH Corp.	570,000	25,917,900
Tapestry, Inc.	555,500	7,554,800
		130,080,514
TOTAL COMMON STOCKS
(Cost $1,322,485,895)		2,766,185,234

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.11% (c)(d)	13,009,479	13,012,081
Fidelity Securities Lending Cash Central Fund 0.10% (c)	110,457,641	110,468,686
TOTAL MONEY MARKET FUNDS
(Cost $123,480,767)		123,480,767
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,445,966,662)		2,889,666,001
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(54,824,768)
NET ASSETS - 100%		$2,834,841,233

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,996
Fidelity Securities Lending Cash Central Fund	51,644
Total	$53,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Drive Shack, Inc.	$9,998,274	$--	$4,390,046	$--	$(11,712,122)	$6,103,894	$--
Total	$9,998,274	$--	$4,390,046	$--	$(11,712,122)	$6,103,894	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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